Other receivables and liabilities - Schedule of other non-current liabilities and other current liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current liabilities
Salaries, wages and social charges	€ 39	€ 30
Other	108	87
Total	147	117
Other current liabilities
Salaries, wages and social charges	1,591	1,531
Accrued expenses related to customer projects	190	245
Discounts without performance obligations	294	380
VAT and other indirect tax payables	285	314
Other	378	413
Total	€ 2,738	€ 2,883